Exhibit 99.6 Schedule 4

	Client Name:	New Residential Investment Corp
	Client Project Name:	NRMLT 2025-NQM3
	Start - End Dates:	9/24/2024 - 10/2/2024
	Deal Loan Count:	4

	Rating Agency ATR QM Data Fields

	Loans in Report:	4

Loan Number	Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income	Full Diligence ID
1923659	XX	Non-QM: Lender documented all ATR UW factors	No	Yes	XX	XX	No	No	6674.94	8/15/2024	7.761	Retired	Retired	U.S. Citizen	U.S. Citizen	(No Data)	No	0	XX
1923653	XX	QM: Safe Harbor (APOR)	No	Yes	XX	XX	No	Yes	11294	9/4/2024	7.505	Employed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0	XX
1923646	XX	Non-QM: Lender documented all ATR UW factors	No	Yes	XX	XX	No	No	21164	8/29/2024	7.8112	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	6715.79	XX
1923645	XX	QM: Safe Harbor (APOR)	No	Yes	XX	XX	No	Yes	54239	9/5/2024	7.5397	Employed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0	XX

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